DISPOSALS OF CONSOLIDATED ENTITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2023	Sep. 06, 2023
Loss on disposition of assets	$ 98,887	$ 16,184
Taoping Digital Assets Hong Kong Limited [Member]
Disposal group including discontinued operation, consideration
Taoping Digital Assets Hong Kong Limited [Member]
Ownership percentage				100.00%
Taoping Digital Assets Asia Limited [Member]
Ownership percentage			100.00%
Taoping Capital Limited (TCL) [Member]
Ownership percentage			100.00%